COMMERCIAL PROPERTY REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of Components of Commercial Property Revenue
The components of commercial property revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
Base rent	$3,136	$4,074	$3,999
Straight-line rent	(28)	(31)	16
Lease termination	56	31	34
Other lease income(1)	580	711	728
Other revenue from tenants(2)	959	1,176	1,152
Total commercial property revenue	$4,703	$5,961	$5,929
(1)Other lease income includes parking revenue and recovery of property tax and insurance expense from tenants.
(2)Consists of recovery of certain operating expenses and other revenue from tenants which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers.

Schedule of Maturity Analysis of Operating Lease Payments	Minimum rental commitments under non-cancellable tenant operating leases are as follows:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Less than 1 year	$2,184	$2,857
1-5 years	6,619	8,496
More than 5 years	6,028	6,808
Total	$14,831	$18,161